UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.  20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 Investment Company Act file number:  811-5088

                       THE ALLIANCEBERNSTEIN PORTFOLIOS

               (Exact name of registrant as specified in charter)

             1345 Avenue of the Americas, New York, New York 10105
              (Address of principal executive offices) (Zip code)

                                Mark R. Manley
                       Alliance Capital Management L.P.
                         1345 Avenue of the Americas
                          New York, New York 10105
                   (Name and address of agent for service)

       Registrant's telephone number, including area code:  (800) 221-5672

                   Date of fiscal year end:  July 31, 2004

                   Date of reporting period:  July 31, 2004


ITEM 1.  REPORTS TO STOCKHOLDERS.


-------------------------------------------------------------------------------
Large- and Mid-Cap Growth
-------------------------------------------------------------------------------


[LOGO] AllianceBernstein (SM)
Investment Research and Management


AllianceBernstein Growth Fund


Annual Report -- July 31, 2004

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "Proxy voting policies" link or "Proxy voting records" link on the left side of the page), or go to the Securities and Exchange Commission's, (The "Commission") web site at www.sec.gov, or call Alliance Capital at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Alliance publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

September 20, 2004

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Growth Fund (the "Fund") for the annual reporting period ended July 31, 2004.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital. The Fund invests principally in a portfolio of equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the United States economy over time.

Investment Results

The table on page 3 shows the Fund's performance over the six- and 12-month periods ended July 31, 2004. For comparison, we have also provided performance for the Russell 3000 Growth Index and the Standard & Poor's (S&P) 500 Stock Index.

For the 12-month period ended July 31, 2004, the Fund outperformed the Russell 3000 Growth Index, while underperforming the S&P 500 Stock Index. For the six-month period ended July 31, 2004, the Fund underperformed both the Russell 3000 Growth Index and the S&P 500 Stock Index.

For the 12-month period under review, strong performance from a number of the Fund's technology, consumer and health care holdings contributed to its outperformance versus the Russell 3000 Growth Index. This strong performance was partially offset by relative weakness of several holdings within the financial services sector.

For the six-month period under review, growth-oriented indices, such as the Russell 3000 Growth Index, generally lagged the more industrial and energy oriented S&P 500 Stock Index. The Fund's underperformance versus its benchmarks primarily reflected weakness in several holdings in both the financial services and technology sectors.

Market Review and Investment Strategy

The past 12 months witnessed a broad equity market rebound, reflecting the markedly improved economic environment and the impressive resurgence of corporate profits and cash flow. Consistent with this, market leadership was generally assumed by economically-sensitive sectors, in particular technology, industrial and raw materials stocks. Many relatively consistent growths stocks, in particular health care, generally lagged.

The past several years have seen a pronounced compression in the relative valuation of a number of consistent growth companies; many of which grew impressively throughout the period and appear positioned to sustain superior longer-term growth. While we built the Fund's economically-sensitive exposure during the second and third quarters of 2003, we have maintained substantial exposure to a number of relatively consistent growth companies within the consumer, health care and financial services sectors. This reflects our judgment that the relative valuation of a number of these equities do not reflect their superior longer-term growth prospects.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GROWTH FUND o 1

                                                         Historical Performance
-------------------------------------------------------------------------------


HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class shares will vary due to different expenses associated with this class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosures

The unmanaged Russell 3000 Growth Index, the unmanaged Russell 3000 Index and the unmanaged Standard & Poor's (S&P) 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 3000 Growth Index contains those securities in the Russell 3000 Index with a greater-than-average growth orientation. The Russell 3000 Index is comprised of 3,000 of the largest capitalized companies that are traded in the United States. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. Investors cannot invest directly in an index, and its results are not indicative of any specific investment, including the Fund.

A Word About Risk

The Fund can invest in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, fluctuations in the value of investments in foreign currency denominated securities may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the prospectus.


(Historical Performance continued on next page.)


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN GROWTH FUND

                                                         Historical Performance
-------------------------------------------------------------------------------


HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE FUND VS. ITS BENCHMARK                            -------------------------
PERIODS ENDED JULY 31, 2004                            6 Months     12 Months
-------------------------------------------------------------------------------
AllianceBernstein Growth Fund
   Class A                                              -6.71%        10.96%
-------------------------------------------------------------------------------
   Class B                                              -7.05%        10.14%
-------------------------------------------------------------------------------
   Class C                                              -7.04%        10.18%
-------------------------------------------------------------------------------
   Advisor Class                                        -6.57%        11.34%
-------------------------------------------------------------------------------
S&P 500 Stock Index                                     -1.78%        13.16%
-------------------------------------------------------------------------------
Russell 3000 Growth Index                               -5.31%         8.69%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE FUND
7/31/94 TO 7/31/04


AllianceBernstein Growth Fund Class A: $18,490
Russell 3000 Growth Index: $23,169
S&P 500 Stock Index: $28,618


[THE FOLLOWING TABLE WAS DEPICTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


                   AllianceBernstein       Russell 3000          S&P 500
                  Growth Fund Class A      Growth Index        Stock Index
-------------------------------------------------------------------------------
     7/31/94            $  9,575            $ 10,000            $ 10,000
     7/31/95            $ 11,700            $ 13,169            $ 12,607
     7/31/96            $ 12,746            $ 15,036            $ 14,693
     7/31/97            $ 18,870            $ 22,427            $ 22,350
     7/31/98            $ 23,114            $ 26,430            $ 26,666
     7/31/99            $ 27,265            $ 32,575            $ 32,053
     7/31/00            $ 30,234            $ 40,448            $ 34,928
     7/31/01            $ 20,623            $ 26,595            $ 29,926
     7/31/02            $ 14,570            $ 18,919            $ 22,858
     7/31/03            $ 16,664            $ 21,317            $ 25,290
     7/31/04            $ 18,490            $ 23,169            $ 28,618


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Growth Fund Class A shares (from 7/31/94 to 7/31/04) as compared to the performance of appropriate indices.


See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page.)


_______________________________________________________________________________

ALLIANCEBERNSTEIN GROWTH FUND o 3

                                                         Historical Performance
-------------------------------------------------------------------------------


HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF JULY 31, 2004

--------------------------------------------------------------
                             NAV Returns        SEC Returns
Class A Shares
1 Year                         10.96%              6.25%
5 Years                        -7.47%             -8.28%
10 Years                        6.80%              6.34%

Class B Shares
1 Year                         10.14%              6.14%
5 Years                        -8.16%             -8.16%
10 Years(a)                     6.19%              6.19%

Class C Shares
1 Year                         10.18%              9.18%
5 Years                        -8.14%             -8.14%
10 Years                        6.05%              6.05%

Advisor Class Shares
1 Year                         11.34%
5 Years                        -7.20%
Since Inception*                3.77%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (JUNE 30, 2004)

--------------------------------------------------------------
Class A Shares
1 Year                                            23.04%
5 Years                                           -6.87%
10 Years                                           7.76%

Class B Shares
1 Year                                            23.53%
5 Years                                           -6.76%
10 Years(a)                                        7.62%

Class C Shares
1 Year                                            26.54%
5 Years                                           -6.74%
10 Years                                           7.47%


(a)  Assumes conversion of Class B shares into Class A shares after eight years.

*  Inception Date: 10/1/96 Advisor Class shares.

See Historical Performance disclosures on page 2.


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN GROWTH FUND

                                                                  Fund Expenses
-------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                     Beginning          Ending
                                 Account Value   Account Value   Expenses Paid
                              FEBRUARY 1, 2004   JULY 31, 2004   DURING PERIOD*
-------------------------------------------------------------------------------
Class A
Actual                                 $ 1,000      $   932.88         $  7.16
Hypothetical
(5% return before expenses)            $ 1,000      $ 1,017.45         $  7.47
-------------------------------------------------------------------------------
Class B
Actual                                 $ 1,000      $   929.53         $ 10.70
Hypothetical
(5% return before expenses)            $ 1,000      $ 1,013.77         $ 11.17
-------------------------------------------------------------------------------
Class C
Actual                                 $ 1,000      $   929.65         $ 10.56
Hypothetical
(5% return before expenses)            $ 1,000      $ 1,013.92         $ 11.02
-------------------------------------------------------------------------------
Advisor Class
Actual                                 $ 1,000      $   934.28         $  5.72
Hypothetical
(5% return before expenses)            $ 1,000      $ 1,018.95         $  5.97
-------------------------------------------------------------------------------

* Expenses are equal to the classes' annualized expense ratios of 1.49%, 2.23%, 2.20% and 1.19%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).


_______________________________________________________________________________

ALLIANCEBERNSTEIN GROWTH FUND o 5

                                                              Portfolio Summary
-------------------------------------------------------------------------------

PORTFOLIO SUMMARY
July 31, 2004


PORTFOLIO STATISTICS
Net Assets ($mil): $1,926.5


SECTOR BREAKDOWN*
     31.0%   Technology
     22.2%   Finance
     21.0%   Health Care
     17.3%   Consumer Services
      6.1%   Consumer Manufacturing               [PIE CHART OMITTED]
      1.2%   Multi-Industry Companies
      1.0%   Aerospace & Defense

      0.2%   Short-Term


* All data is as of July 31, 2004. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN GROWTH FUND

                                                           Ten Largest Holdings
-------------------------------------------------------------------------------

TEN LARGEST HOLDINGS
July 31, 2004


                                                                    Percent of
Company                                          U.S. $ Value       Net Assets
_______________________________________________________________________________

Marvell Technology Group, Ltd. (Bermuda)        $  98,287,938           5.1%
-------------------------------------------------------------------------------
Juniper Networks, Inc.                             96,939,416           5.0
-------------------------------------------------------------------------------
eBay, Inc.                                         90,494,649           4.7
-------------------------------------------------------------------------------
Legg Mason, Inc.                                   87,297,210           4.5
-------------------------------------------------------------------------------
Broadcom Corp. Cl.A                                82,275,648           4.3
-------------------------------------------------------------------------------
American International Group, Inc.                 72,396,750           3.8
-------------------------------------------------------------------------------
Forest Laboratories, Inc.                          70,818,378           3.7
-------------------------------------------------------------------------------
Citigroup, Inc.                                    68,079,369           3.5
-------------------------------------------------------------------------------
Symantec Corp.                                     64,402,548           3.3
-------------------------------------------------------------------------------
Harley-Davidson, Inc.                              61,258,984           3.2
-------------------------------------------------------------------------------
                                                $ 792,250,890          41.1%


_______________________________________________________________________________

ALLIANCEBERNSTEIN GROWTH FUND o 7

                                                       Portfolio of Investments
-------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
July 31, 2004


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS-99.3%

Technology-30.9%
Communications Equipment-7.2%
Corning, Inc.(a)                                    1,123,700    $   13,888,932
Juniper Networks, Inc.(a)                           4,222,100        96,939,416
QUALCOMM, Inc.*                                       413,200        28,543,856
                                                                 --------------
                                                                    139,372,204
                                                                 --------------
Computer Hardware/Storage-2.0%
Dell, Inc.(a)                                       1,057,000        37,491,790
                                                                 --------------
Computer Peripherals-0.4%
Network Appliance, Inc.(a)                            343,300         6,629,123
                                                                 --------------
Computer Software-6.0%
Cognos, Inc. (Canada)(a)                              198,800         6,695,584
Electronic Arts, Inc.(a)                              347,700        17,430,201
SAP AG (Germany)(ADR)*                                652,600        26,110,526
Symantec Corp.(a)*                                  1,377,300        64,402,548
                                                                 --------------
                                                                    114,638,859
                                                                 --------------
Contract Manufacturing-0.5%
Flextronics International, Ltd. (Singapore)(a)*       821,000        10,319,970
                                                                 --------------
Semi-Conductor Capital Equipment-1.3%
Applied Materials, Inc.(a)                          1,485,700        25,212,329
                                                                 --------------
Semi-Conductor Components-10.6%
Broadcom Corp. Cl.A(a)                              2,326,800        82,275,648
Marvell Technology Group, Ltd. (Bermuda)(a)*        4,232,900        98,287,938
Silicon Laboratories, Inc.(a)*                        679,300        23,972,497
                                                                 --------------
                                                                    204,536,083
                                                                 --------------
Miscellaneous-2.9%
Amphenol Corp. Cl.A(a)                              1,123,900        35,324,177
Tektronix, Inc.                                       689,100        20,948,640
                                                                 --------------
                                                                     56,272,817
                                                                 --------------
                                                                    594,473,175
                                                                 --------------
Finance-22.0%
Banking-Money Center-1.0%
J. P. Morgan Chase & Co.                              537,372        20,060,097
                                                                 --------------
Brokerage & Money Management-7.9%
Legg Mason, Inc.*                                   1,111,500        87,297,210
Merrill Lynch & Co., Inc.                             328,100        16,313,132
Morgan Stanley                                        396,200        19,544,546
The Goldman Sachs Group, Inc.                         333,000        29,367,270
                                                                 --------------
                                                                    152,522,158
                                                                 --------------


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN GROWTH FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Insurance-6.2%
American International Group, Inc.                  1,024,724    $   72,396,750
Axis Capital Holdings, Ltd. (Bermuda)                 792,300        20,362,110
Everest Re Group, Ltd.                                353,300        25,960,484
                                                                 --------------
                                                                    118,719,344
                                                                 --------------
Miscellaneous-6.9%
Ambac Financial Group, Inc.*                          367,300        26,118,703
Citigroup, Inc.                                     1,544,100        68,079,369
MBNA Corp.                                          1,587,100        39,185,499
                                                                 --------------
                                                                    133,383,571
                                                                 --------------
                                                                    424,685,170
                                                                 --------------
Health Care-20.9%
Biotechnology-0.1%
Amgen, Inc.(a)                                         35,200         2,002,176
                                                                 --------------
Drugs-6.2%
Forest Laboratories, Inc.(a)                        1,408,200        70,818,378
Pfizer, Inc.                                          306,600         9,798,936
Teva Pharmaceutical Industries, Ltd.
  (Israel) (ADR)*                                   1,336,700        39,566,320
                                                                 --------------
                                                                    120,183,634
                                                                 --------------
Medical Products-8.3%
Alcon, Inc. (Switzerland)                             323,300        24,764,780
Boston Scientific Corp.(a)                            508,800        19,466,688
Patterson Cos., Inc.(a)*                              156,400        11,482,888
St. Jude Medical, Inc.(a)                             363,400        24,758,442
Stryker Corp.                                         938,600        44,752,448
Zimmer Holdings, Inc.(a)                              448,600        34,232,666
                                                                 --------------
                                                                    159,457,912
                                                                 --------------
Medical Services-6.3%
Anthem, Inc.(a)*                                      275,100        22,687,497
Caremark Rx, Inc.(a)*                                 995,300        30,356,650
Health Management Associates, Inc. Cl.A*              295,200         5,921,712
Stericycle, Inc.(a)*                                  329,600        16,150,400
Wellpoint Health Networks, Inc.(a)                    449,900        45,484,890
                                                                 --------------
                                                                    120,601,149
                                                                 --------------
                                                                    402,244,871
                                                                 --------------
Consumer Services-17.2%
Broadcasting & Cable-0.4%
XM Satellite Radio Holdings, Inc. Cl.A(a)*            275,700         7,275,723
                                                                 --------------
Entertainment & Leisure-3.2%
Harley-Davidson, Inc.*                              1,023,200        61,258,984
                                                                 --------------

_______________________________________________________________________________

ALLIANCEBERNSTEIN GROWTH FUND o 9

                                                       Portfolio of Investments
-------------------------------------------------------------------------------


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
Gaming-0.4%
International Game Technology                         235,700    $    7,622,538
                                                                 --------------
Retail-4.7%
eBay, Inc.(a)*                                      1,155,300        90,494,649
                                                                 --------------
Retail-General Merchandise-2.4%
Bed Bath & Beyond, Inc.(a)                            257,300         9,105,847
Lowe's Cos., Inc.                                     399,500        19,463,640
Williams-Sonoma, Inc.(a)*                             551,500        17,918,235
                                                                 --------------
                                                                     46,487,722
                                                                 --------------
Miscellaneous-6.1%
Career Education Corp.(a)*                            549,200        18,568,452
CDW Corp.                                             265,100        17,045,930
Iron Mountain, Inc.(a)*                               984,750        31,777,883
Strayer Education, Inc.                                67,300         6,556,366
Yahoo!, Inc.(a)                                     1,445,500        44,521,400
                                                                 --------------
                                                                    118,470,031
                                                                 --------------
                                                                    331,609,647
                                                                 --------------
Consumer Manufacturing-6.1%
Building & Related-6.1%
Centex Corp.                                          700,200        29,702,484
D.R. Horton, Inc.                                   1,155,000        31,912,650
Lennar Corp. Cl.A*                                    706,200        30,140,616
NVR, Inc.(a)*                                          55,650        25,932,900
                                                                 --------------
                                                                    117,688,650
                                                                 --------------
Multi-Industry Companies-1.2%
Danaher Corp.*                                        470,200        23,815,630
                                                                 --------------
Aerospace & Defense-1.0%
L-3 Communications Holdings, Inc.*                    299,200        18,296,080
                                                                 --------------
Total Common Stocks
  (cost $1,434,882,160)                                           1,912,813,223
                                                                 --------------


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN GROWTH FUND

                                                       Portfolio of Investments
-------------------------------------------------------------------------------

                                                    Shares or
                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-0.2%
U.S. Government Obligation-0.2%
Federal Home Loan Bank Discount Note
  1.32%, 8/02/04
  (cost $3,499,876)                             $       3,500    $    3,499,876
                                                                 --------------
Total Investments Before Security Lending
  Collateral-99.5%
  (cost $1,438,382,036)                                           1,916,313,099
                                                                 --------------
INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED**-16.4%
Short-Term Investment-16.4%
UBS Private Money Market Fund, LLC, 1.27%
  (cost $317,175,614)                             317,175,614       317,175,614
                                                                 --------------
Total Investments-115.9%
  (cost $1,755,557,650)                                           2,233,488,713
Other assets less liabilities-(15.9%)                              (306,959,194)
                                                                 --------------
Net Assets-100.0%                                                $1,926,529,519
                                                                 ==============


*  Represents entire or partial securities out on loan.

**  See Note E for securities lending information.

(a)  Non-income producing security.

Glossary:

ADR - American Depositary Receipt

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GROWTH FUND o 11

                                              Statement of Assets & Liabilities
-------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
July 31, 2004


ASSETS
Investments in securities, at value
  (cost $1,755,557,650--including investment of
  cash collateral for securities loaned of $317,175,614)      $2,233,488,713(a)
Cash                                                               3,079,936
Receivable for investment securities sold                         18,774,516
Receivable for shares of beneficial interest sold                 13,989,170
Dividends and interest receivable                                    930,658
                                                              --------------
Total assets                                                   2,270,262,993
                                                              --------------
LIABILITIES
Payable for collateral on securities loaned                      317,175,614
Payable for shares of beneficial interest redeemed                17,922,519
Payable for investment securities purchased                        6,076,230
Advisory fee payable                                               1,277,792
Transfer Agent fee payable                                           451,320
Distribution fee payable                                             202,664
Accrued expenses and other liabilities                               627,335
                                                              --------------
Total liabilities                                                343,733,474
                                                              --------------
Net Assets                                                    $1,926,529,519
                                                              ==============
COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par                         $          803
Additional paid-in capital                                     3,321,116,910
Accumulated net investment loss                                      (36,704)
Accumulated net realized loss on investment
  transactions                                                (1,872,476,996)
Net unrealized appreciation of investments and
  foreign currency denominated assets and liabilities            477,925,506
                                                              --------------
                                                              $1,926,529,519
                                                              ==============
CALCULATION OF MAXIMUM OFFERING PRICE
Class A Shares
Net asset value and redemption price per share
  ($951,903,477/32,771,978 shares of beneficial
  interest issued and outstanding)                                    $29.05
Sales charge--4.25% of public offering price                            1.29
                                                                      ------
Maximum offering price                                                $30.34
                                                                      ======
Class B Shares
Net asset value and offering price per share
  ($735,525,535/36,223,862 shares of beneficial
  interest issued and outstanding)                                    $20.31
                                                                      ======
Class C Shares
Net asset value and offering price per share
  ($212,678,707/10,453,523 shares of beneficial
  interest issued and outstanding)                                    $20.35
                                                                      ======
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($26,421,800/885,247 shares of beneficial
  interest issued and outstanding)                                    $29.85
                                                                      ======


(a)  Includes securities on loan with a value of $307,606,625 (see Note E).

See notes to financial statements.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN GROWTH FUND

                                                        Statement of Operations
-------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
Year Ended July 31, 2004


INVESTMENT INCOME
Dividends (net of foreign taxes withheld
  of $76,110)                                     $  9,697,846
Interest                                               130,763     $  9,828,609
                                                  ------------
EXPENSES
Advisory fee                                        16,169,202
Distribution fee--Class A                            2,849,803
Distribution fee--Class B                            9,420,547
Distribution fee--Class C                            2,414,634
Transfer agency                                      8,866,801
Printing                                             1,049,487
Custodian                                              356,705
Audit and legal                                        137,648
Registration fees                                       76,866
Trustees' fees                                          29,355
Miscellaneous                                          118,468
                                                  ------------
Total expenses                                      41,489,516
Less: expenses waived and reimbursed
  by the Adviser and the Transfer Agent
  (see Note B)                                        (292,591)
Less: expense offset arrangement
  (see Note B)                                            (734)
                                                  ------------
Net expenses                                                         41,196,191
                                                                   ------------
Net investment loss                                                 (31,367,582)
                                                                   ------------
REALIZED AND UNREALIZED GAIN(LOSS)
ON INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain on investment
  transactions                                                      186,885,488
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                        71,598,347
  Foreign currency denominated assets
  and liabilities                                                        (2,227)
                                                                   ------------
Net gain on investment and foreign
  currency transactions                                             258,481,608
                                                                   ------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                                  $227,114,026
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GROWTH FUND o 13

                                             Statement of Changes in Net Assets
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                    November 1,
                                   Year Ended        2002 to       Year Ended
                                     July 31,        July 31,      October 31,
                                      2004            2003*           2002
                                 ==============  ==============  ==============
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment loss              $  (31,367,582) $  (24,388,076) $  (46,477,506)
Net realized gain (loss) on
  investment transactions           186,885,488    (199,625,443) (1,022,702,646)
Net change in unrealized
  appreciation/depreciation of
  investments and foreign
  currency denominated assets
  and liabilities                    71,596,120     508,842,573     574,502,662
                                 --------------  --------------  --------------
Net increase (decrease) in net
  assets from operations            227,114,026     284,829,054    (494,677,490)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
Net decrease                       (389,213,014)   (293,639,051)   (954,217,512)
                                 --------------  --------------  --------------
Total decrease                     (162,098,988)     (8,809,997) (1,448,895,002)

NET ASSETS
Beginning of period               2,088,628,507   2,097,438,504   3,546,333,506
                                 --------------  --------------  --------------
End of period (including
  accumulated net investment
  loss of ($36,704),
  ($32,976) and ($31,199),
  respectively)                  $1,926,529,519  $2,088,628,507  $2,097,438,504
                                 ==============  ==============  ==============


*  The Fund changed its fiscal year end from October 31 to July 31.

See notes to financial statements.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN GROWTH FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
July 31, 2004


NOTE A

Significant Accounting Policies

AllianceBernstein Growth Fund (the "Fund"), a series of The AllianceBernstein Portfolios (the "Trust"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Shares purchased before August 2, 1993 and redeemed within six years of purchase are subject to different rates than shares purchased after that date. Class B shares purchased on or after August 2, 1993 and held for a period ending eight years after the end of the calendar month of purchase will convert to Class A shares. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Trustees of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Trustees has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are


_______________________________________________________________________________

ALLIANCEBERNSTEIN GROWTH FUND o 15

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN GROWTH FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees. Expenses attributable to the Fund are charged to the Fund. Expenses of the Trust are charged to the Fund in proportion to net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

7. Change of Fiscal Year End

During 2003, the Fund changed its fiscal year end from October 31 to July 31. Accordingly, the statement of changes in net assets and financial highlights include the period from November 1, 2002 to July 31, 2003.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GROWTH FUND o 17

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of an investment advisory agreement, the Fund pays the Adviser an advisory fee equal to the annualized rate of .75% of the Fund's average daily net assets up to $3 billion, .70% of the next $1 billion of the Fund's average daily net assets, .65% of the next $1 billion of the Fund's average daily net assets, and .60% of the Fund's average daily net assets over $5 billion. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion, and .60% in excess of $5 billion, of the average daily net assets of the Fund. Through July 31, 2004, there were no fees waived by the Adviser. The waiver was made in contemplation of the final agreement with the Office of the New York Attorney General ("NYAG") described in "Legal Proceedings" below.

For the year ended July 31, 2004, the Adviser voluntarily agreed to reimburse a portion of certain audit fees related to the investigations described under "LegalProceedings" below in the amount of $2,600.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $5,274,100 for the year ended July 31, 2004. In addition, AGIS agreed to waive a portion of its fees for the year ended July 31, 2004. Such waiver amounted to $289,991.

For the the year ended July 31, 2004, the Fund's expenses were reduced by $734 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the
"Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $28,333 from the sale of Class A shares and received $58,484, $566,396, and $8,388, in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively for the year ended July 31, 2004.

Brokerage commissions paid on investment transactions for the year ended July 31, 2004 amounted to $3,361,862, of which $64,736 was paid to Sanford C. Bernstein &Co. LLC, an affiliate of the Adviser.

Accrued expenses includes $36,707 owed to a trustee and a former trustee under the Trust's deferred compensation plan.


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN GROWTH FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Trustees currently limit payments under the Class A plan to .30% of the Fund's average daily net assets attributable to Class A shares.

The Fund is not obligated under the Agreement to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Agreement is to compensate the Distributor for its distribution services with respect to the sale of the Fund's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Agreement during any year may be more or less than its actual expenses. For this reason, the Agreement is characterized by the staff of the Securities Exchange Commission as being a "compensation" plan.

In the event that the Agreement is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class.

The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2004, were as follows:

                                                   Purchases         Sales
                                                ==============   ==============
Investment securities (excluding
  U.S. government securities)                   $1,136,873,254   $1,556,411,879
U.S. government securities                                  -0-              -0-


At July 31, 2004 the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Cost                                                             $1,759,844,011
                                                                 ==============
Gross unrealized appreciation                                    $  504,166,529
Gross unrealized depreciation                                       (30,521,827)
                                                                 --------------
Net unrealized appreciation                                      $  473,644,702
                                                                 ==============


_______________________________________________________________________________

ALLIANCEBERNSTEIN GROWTH FUND o 19

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

1. Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

2. Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN GROWTH FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract.

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of July 31, 2004, the Fund had loaned securities with a value of $307,606,625 and received cash collateral which was invested in a money market fund valued at $317,175,614 as included in the accompanying portfolio of investments. For the period ending July 31, 2004, the Fund earned fee income of $105,253 which is included in interest income in the accompanying statement of operations.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GROWTH FUND o 21

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE F

Shares of Beneficial Interest

There is an unlimited number of $0.00001 par value shares of beneficial interest authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                                                      Shares
                                  ---------------------------------------------
                                                    November 1,
                                    Year Ended         2002 to      Year Ended
                                       July 31,        July 31,     October 31,
                                          2004          2003(a)           2002
                                  ---------------------------------------------
Class A
Shares sold                          2,090,263      11,863,813      16,599,514
-------------------------------------------------------------------------------
Shares converted from Class B        6,994,565       5,211,157      10,502,980
-------------------------------------------------------------------------------
Shares redeemed                     (8,235,303)    (16,868,747)    (27,303,394)
-------------------------------------------------------------------------------
Net increase (decrease)                849,525         206,223        (200,900)
===============================================================================

Class B
Shares sold                          2,508,301       2,397,788       4,281,786
-------------------------------------------------------------------------------
Shares converted to Class A         (9,504,714)     (7,380,291)    (14,775,480)
-------------------------------------------------------------------------------
Shares redeemed                    (10,998,591)    (11,630,038)    (32,869,032)
-------------------------------------------------------------------------------
Net decrease                       (17,995,004)    (16,612,541)    (43,362,726)
===============================================================================

Class C
Shares sold                            861,896         825,080       1,854,658
-------------------------------------------------------------------------------
Shares redeemed                     (3,206,714)     (3,024,337)     (8,278,048)
-------------------------------------------------------------------------------
Net decrease                        (2,344,818)     (2,199,257)     (6,423,390)
===============================================================================

Advisor Class
Shares sold                            426,580         291,265         100,826
-------------------------------------------------------------------------------
Shares redeemed                       (175,106)       (110,074)       (332,010)
-------------------------------------------------------------------------------
Net increase (decrease)                251,474         181,191        (231,184)
===============================================================================


                                                      Amount
                                  ---------------------------------------------
                                                    November 1,
                                    Year Ended         2002 to      Year Ended
                                       July 31,        July 31,     October 31,
                                          2004          2003(a)           2002
                                  ---------------------------------------------
Class A
Shares sold                       $ 69,043,493   $ 270,711,686   $ 456,231,350
-------------------------------------------------------------------------------
Shares converted
  from Class B                     203,813,941     120,403,273     276,896,939
-------------------------------------------------------------------------------
Shares redeemed                   (244,818,470)   (385,366,771)   (744,845,987)
-------------------------------------------------------------------------------
Net increase (decrease)           $ 28,038,964   $   5,748,188   $ (11,717,698)
===============================================================================


(a)  The Fund changed its fiscal year end from October 31 to July 31.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN GROWTH FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

                                                     Amount
                                 ----------------------------------------------
                                                    November 1,
                                    Year Ended         2002 to      Year Ended
                                       July 31,        July 31,     October 31,
                                          2004          2003(a)           2002
                                 ----------------------------------------------
Class B
Shares sold                      $  52,251,455   $  39,125,320   $  83,516,126
-------------------------------------------------------------------------------
Shares converted
  to Class A                      (203,813,941)   (120,403,273)   (276,896,939)
-------------------------------------------------------------------------------
Shares redeemed                   (224,714,416)   (186,634,977)   (621,500,454)
-------------------------------------------------------------------------------
Net decrease                     $(376,276,902)  $(267,912,930)  $(814,881,267)
===============================================================================

Class C
Shares sold                      $  17,965,237   $  13,474,483   $  37,048,175
-------------------------------------------------------------------------------
Shares redeemed                    (66,988,354)    (48,936,685)   (158,402,462)
-------------------------------------------------------------------------------
Net decrease                     $ (49,023,117)  $ (35,462,202)  $(121,354,287)
===============================================================================

Advisor Class
Shares sold                      $  13,463,385   $   6,536,136   $   2,850,447
-------------------------------------------------------------------------------
Shares redeemed                     (5,415,344)     (2,548,243)     (9,114,707)
-------------------------------------------------------------------------------
Net increase (decrease)          $   8,048,041   $   3,987,893   $  (6,264,260)
===============================================================================

(a)  The Fund changed its fiscal year end from October 31 to July 31.


NOTE G

Risk Involved In Investing in the Fund

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss thereunder to be remote.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ending July 31, 2004.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GROWTH FUND o 23

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

NOTE I

Components of Accumulated Earnings (Deficit)

As of July 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:


Accumulated capital and other losses                        $(1,868,227,339)(a)
Unrealized appreciation/(depreciation)                          473,639,145(b)
                                                            ---------------
Total accumulated earnings/(deficit)                        $(1,394,588,194)
                                                            ---------------

(a) On July 31, 2004, the Fund had a net capital loss carryforward of $1,868,190,636, of which $614,493,426 expires in the year 2009, $1,051,944,066 expires in the year 2010 and $201,753,144 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. The Fund utilized $183,902,234 of capital loss carryforward during the year.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences, primarily due to a net operating loss, resulted in a decrease in accumulated net investment loss and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.

NOTE J

Legal Proceedings

As has been previously reported in the press, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN GROWTH FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. Through July 31, 2004 and because the Fund's average daily net assets were at or below $2.5 billion, no fees were waived by the Adviser as a result of this waiver. For more information on this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Trustees of the Trust ("the Independent Trustees") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Trustees have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek



_______________________________________________________________________________

ALLIANCEBERNSTEIN GROWTH FUND o 25

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Trust as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that Morgan Stanley violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas to the Adviser in connection with this matter and the Adviser has provided documents and other information to the SEC and is cooperating fully with its investigation.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein Mutual Funds, including the Fund, as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN GROWTH FUND

                                                  Notes to Financial Statements
-------------------------------------------------------------------------------

and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on the Fund or its ability to perform advisory services relating to the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GROWTH FUND o 27

                                                           Financial Highlights
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                              Class A
                                            ----------------------------------------------------------------------------
                                                          November 1,
                                                Year         2002
                                               Ended          to                   Year Ended October 31,
                                              July 31,     July 31,   --------------------------------------------------
                                                2004        2003(a)      2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning
  of period                                   $26.18       $22.56       $27.40       $52.42       $56.32       $47.17

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(b)                          (.31)(c)     (.21)        (.28)        (.22)        (.17)        (.15)
Net realized and unrealized gain
  (loss) on investment and foreign
  currency transactions                         3.18         3.83        (4.56)      (19.10)        3.71        13.01
Net increase (decrease) in net
  asset value from operations                   2.87         3.62        (4.84)      (19.32)        3.54        12.86

LESS: DISTRIBUTIONS
Distributions from net realized gain
  on investment transactions                      -0-          -0-          -0-       (5.70)       (7.44)       (3.71)
Net asset value, end of period                $29.05       $26.18       $22.56       $27.40       $52.42       $56.32

TOTAL RETURN
Total investment return based on
  net asset value(d)                           10.96%       16.05%      (17.66)%     (40.50)%       5.96%       28.69%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $951,903     $835,657     $715,438     $874,604   $1,656,689   $1,441,962
Ratio to average net assets of:
  Expenses, net of waiver/
    reimbursement                               1.51%        1.66%(e)     1.49%        1.28%        1.14%        1.18%
  Expenses, before waiver/
    reimbursement                               1.52%        1.66%(e)     1.49%        1.28%        1.14%        1.18%
  Net investment loss                          (1.05)%(c)   (1.18)%(e)   (1.04)%       (.61)%       (.30)%       (.28)%
Portfolio turnover rate                           53%          29%          41%         115%          58%          62%



See footnote summary on page 31.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN GROWTH FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                              Class B
                                            ----------------------------------------------------------------------------
                                                          November 1,
                                                Year         2002
                                               Ended          to                   Year Ended October 31,
                                              July 31,     July 31,   --------------------------------------------------
                                                2004        2003(a)      2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning
  of period                                   $18.44       $15.98       $19.56       $39.49       $44.40       $38.15

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(b)                          (.37)(c)     (.23)        (.34)        (.34)        (.43)        (.42)
Net realized and unrealized gain
  (loss) on investment and foreign
  currency transactions                         2.24         2.69        (3.24)      (13.89)        2.96        10.38
Net increase (decrease) in net
  asset value from operations                   1.87         2.46        (3.58)      (14.23)        2.53         9.96

LESS: DISTRIBUTIONS
Distributions from net realized gain
  on investment transactions                      -0-          -0-          -0-       (5.70)       (7.44)       (3.71)
Net asset value, end of period                $20.31       $18.44       $15.98       $19.56       $39.49       $44.40

TOTAL RETURN
Total investment return based on
  net asset value(d)                           10.14%       15.39%      (18.30)%     (40.93)%       5.18%       27.79%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $735,526     $999,620   $1,131,628   $2,233,260   $5,042,755   $5,265,153
Ratio to average net assets of:
  Expenses, net of waiver/
    reimbursement                               2.26%        2.41%(e)     2.22%        2.00%        1.86%        1.90%
  Expenses, before waiver/
    reimbursement                               2.27%        2.41%(e)     2.22%        2.00%        1.86%        1.90%
  Net investment loss                          (1.80)%(c)   (1.94)%(e)   (1.77)%      (1.31)%      (1.02)%      (1.00)%
Portfolio turnover rate                           53%          29%          41%         115%          58%          62%



See footnote summary on page 31.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GROWTH FUND o 29

                                                           Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                              Class C
                                            ----------------------------------------------------------------------------
                                                          November 1,
                                                Year         2002
                                               Ended          to                    Year Ended October 31,
                                              July 31,     July 31,   --------------------------------------------------
                                                2004        2003(a)      2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning
  of period                                   $18.47       $16.00       $19.58       $39.52       $44.42       $38.17

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(b)                          (.37)(c)     (.23)        (.33)        (.34)        (.43)        (.42)
Net realized and unrealized gain
  (loss) on investment and foreign
  currency transactions                         2.25         2.70        (3.25)      (13.90)        2.97        10.38
Net increase (decrease) in net
  asset value from operations                   1.88         2.47        (3.58)      (14.24)        2.54         9.96

LESS: DISTRIBUTIONS
Distributions from net realized gain
  on investment transactions                      -0-          -0-          -0-       (5.70)       (7.44)       (3.71)
Net asset value, end of period                $20.35       $18.47       $16.00       $19.58       $39.52       $44.42

TOTAL RETURN
Total investment return based on
  net asset value(d)                           10.18%       15.44%      (18.28)%     (40.92)%       5.20%       27.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $212,679     $236,358     $239,940     $419,382     $959,043     $923,483
Ratio to average net assets of:
  Expenses, net of waiver/
    reimbursement                               2.22%        2.38%(e)     2.19%        1.98%        1.85%        1.90%
  Expenses, before waiver/
    reimbursement                               2.24%        2.38%(e)     2.19%        1.98%        1.85%        1.90%
  Net investment loss                          (1.77)%(c)   (1.90)%(e)   (1.74)%      (1.29)%      (1.02)%      (1.00)%
Portfolio turnover rate                           53%          29%          41%         115%          58%          62%



See footnote summary on page 31.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN GROWTH FUND

                                                           Financial Highlights
-------------------------------------------------------------------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                           Advisor Class
                                            ----------------------------------------------------------------------------
                                                          November 1,
                                                Year         2002
                                               Ended          to                   Year Ended October 31,
                                              July 31,     July 31,   --------------------------------------------------
                                                2004        2003(a)      2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning
  of period                                   $26.81       $23.05       $27.92       $53.17       $56.88       $47.47

INCOME FROM INVESTMENT
  OPERATIONS
Net investment income (loss)(b)                 (.23)(c)     (.16)        (.20)        (.11)        (.02)         .02
Net realized and unrealized gain
  (loss) on investment and foreign
  currency transactions                         3.27         3.92        (4.67)      (19.44)        3.75        13.10
Net increase (decrease) in net
  asset value from operations                   3.04         3.76        (4.87)      (19.55)        3.73        13.12

LESS: DISTRIBUTIONS
Distributions from net realized gain
  on investment transactions                      -0-          -0-          -0-       (5.70)       (7.44)       (3.71)
Net asset value, end of period                $29.85       $26.81       $23.05       $27.92       $53.17       $56.88

TOTAL RETURN
Total investment return based on
  net asset value(d)                           11.34%       16.31%      (17.44)%     (40.34)%       6.27%       29.08%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $26,422      $16,994      $10,433      $19,087      $38,278     $142,720
Ratio to average net assets of:
  Expenses, net of waiver/
    reimbursement                               1.21%        1.36%(e)     1.18%         .98%         .83%         .88%
  Expenses, before waiver/
    reimbursement                               1.22%        1.36%(e)     1.18%         .98%         .83%         .88%
  Net investment
    income (loss)                               (.75)%(c)    (.87)%(e)    (.73)%       (.30)%        .03%         .03%
Portfolio turnover rate                           53%          29%          41%         115%          58%          62%



(a)  The Fund changed its fiscal year end from October 31 to July 31.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived/reimbursed by the Adviser and the Transfer Agent.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GROWTH FUND o 31

                        Report of Independent Registered Public Accounting Firm
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of AllianceBernstein Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Growth Fund (a series of The AllianceBernstein Portfolios, hereafter referred to as the "Fund") at July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for the year ended July 31, 2004, for the period November 1, 2002 through July 31, 2003 and for the year ended October 31, 2002 and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
September 24, 2004


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN GROWTH FUND

                                                                       Trustees
-------------------------------------------------------------------------------


TRUSTEES

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Brenton W. Harries(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS

Thomas J. Bardong, Vice President
Alan E. Levi(2), Vice President
Mark R. Manley, Clerk
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller & Chief Accounting Officer


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017


(1)  Member of the Audit Committee.

(2) Mr. Levi is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GROWTH FUND o 33

                                                         Management of the Fund
-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

Board of Trustees Information

The business and affairs of the Fund are managed under the direction of the Board of Trustees. Certain information concerning the Fund's Trustees is set forth below.



                                                                                 PORTFOLIOS
                                                                                   IN FUND           OTHER
NAME, AGE OF TRUSTEES,                      PRINCIPAL                              COMPLEX       DIRECTORSHIP
       ADDRESS                             OCCUPATION(S)                         OVERSEEN BY        HELD BY
  (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                        TRUSTEE          TRUSTEE
---------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE

Marc O. Mayer,**, 46                Executive Vice President of                      66             None
1345 Avenue of the                  Alliance Capital Management
Americas,                           Corporation ("ACMC") since 2001;
New York, NY 10105                  prior thereto, Chief Executive Officer
(Elected November 18,               of Sanford C. Bernstein & Co., LLC
2003)                               and its predecessor since prior to
                                    1999.
DISINTERESTED TRUSTEES

Ruth Block,#+, 73                   Formerly Executive Vice                          94             None
500 SE Mizner Blvd.,                President and Chief
Boca Raton, FL 33432                Insurance Officer of The
(11)                                Equitable Life Assurance
                                    Society of the United States;
                                    Chairman and Chief Executive
                                    Officer of Evlico; Director of Avon,
                                    BP (oil and gas), Ecolab
                                    Incorporated (specialty chemicals),
                                    Tandem Financial Group, and
                                    Donaldson Lufkin & Jenrette
                                    Securities Corporation; former
                                    Governor at Large, National
                                    Association of Securities Dealers,
                                    Inc.

David H. Dievler,#+, 74             Independent consultant.                          98             None
P.O. Box 167,                       Until December 1994, he
Spring Lake, NJ 07762               was Senior Vice President of
(5)                                 ACMC responsible for mutual
                                    fund administration. Prior to joining
                                    ACMC in 1984, he was Chief
                                    Financial Officer of Eberstadt Asset
                                    Management since 1968. Prior to
                                    that, he was a Senior Manager at
                                    Price Waterhouse & Co. Member
                                    of American Institute of Certified
                                    Public Accountants since 1953.

John H. Dobkin,#+, 62               Consultant. He was formerly                      96             None
P.O. Box 12,                        President of Save Venice, Inc.
Annandale, NY 12504                 (preservation organization) from
(5)                                 2001-2002, Senior Advisor from
                                    June 1999 - June 2000 and
                                    President of Historic Hudson Valley
                                    (historic preservation) from
                                    December 1989 to May 1999.
                                    Previously, Director of the National
                                    Academy of Design and during
                                    1988-1992, Director and Chairman
                                    of the Audit Committee of ACMC.



_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN GROWTH FUND

                                                         Management of the Fund
-------------------------------------------------------------------------------



                                                                                 PORTFOLIOS
                                                                                   IN FUND           OTHER
NAME, AGE OF TRUSTEES,                      PRINCIPAL                              COMPLEX       DIRECTORSHIP
       ADDRESS                             OCCUPATION(S)                         OVERSEEN BY        HELD BY
  (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                        TRUSTEE          TRUSTEE
---------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES
(continued)

William H. Foulk, Jr.,              Investment Adviser and an                       113             None
#+, 72                              independent consultant. He
2 Sound View Drive                  was formerly Senior Manager
Suite 100                           of Barrett Associates, Inc.,
Greenwich, CT 06830                 a registered investment adviser,
(6)                                 with which he had been
(Chairman)                          associated since prior to 1999.
                                    He was formerly Deputy Comptroller
                                    and Chief Investment Officer of the
                                    State of New York and, prior thereto,
                                    Chief Investment Officer of the
                                    New York Bank for Savings.

Brenton W. Harries,                 Formerly the President and Chief                  7             None
#+, 76                              Executive Officer of Global
253 East Bell Tower                 Electronic Markets Company,
Crossing                            Executive Vice President of
Poinciana, FL 34759                 McGraw-Hill, Inc. and President
(13)                                and Chief Executive Officer of
                                    Standard and Poor's Corporation.

Clifford L. Michel,                 Senior Counsel to the law firm                   96        Placer Dome, Inc.
#+, 65                              of Cahill Gordon & Reindel since
15 St. Bernard's Road               February 2001 and a partner
Gladstone, NJ 07934                 of that firm for more than 25
(5)                                 years prior thereto. He is President
                                    and Chief Executive Officer of
                                    Wenonah Development Company
                                    (investments) and a Director of
                                    Placer Dome Inc. (mining).

Donald J. Robinson,                 Senior Counsel to the law firm                   95             None
#+, 70                              of Orrick, Herrington & Sutcliffe
98 Hell's Peak Road                 LLP since prior to 1999. Formerly
Weston, VT 05161                    a senior partner and a member
(17)                                of the Executive Committee of
                                    that firm. He was also a member
                                    and Chairman of the Municipal
                                    Securities Rulemaking Board and
                                    Trustee of the Museum of the City
                                    of New York.



*  There is no stated term of office for the Fund's Trustees.

** Mr. Mayer is an "interested trustee", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.

#  Member of the Audit Committee.

+  Member of the Nominating Committee.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GROWTH FUND o 35

                                                         Management of the Fund
-------------------------------------------------------------------------------

Officer Information

Certain Information concerning the Fund's Officers is listed below.




       NAME,                           POSITION(S)                       PRINCIPAL OCCUPATION
 ADDRESS* AND AGE                    HELD WITH FUND                      DURING PAST 5 YEARS**
--------------------------------------------------------------------------------------------------------------

Marc O. Mayer, 46                   President                       See biography above.

Thomas J. Bardong, 59               Vice President                  Senior Vice President of ACMC**, with
                                                                    which he has been associated since prior
                                                                    to 1999.

Alan E. Levi, 55                    Vice President                  Senior Vice President of ACMC**, with
                                                                    which he has been associated since prior
                                                                    to 1999.

Mark R. Manley, 41                  Clerk                           Senior Vice President of ACMC**, with
                                                                    which he has been associated since prior
                                                                    to 1999.

Mark D. Gersten, 53                 Treasurer & Chief               Senior Vice President of Alliance Global
                                    Financial Officer               Investor Services, Inc. ("AGIS")** and
                                                                    Vice President of AllianceBernstein
                                                                    Investment Research and Management,
                                                                    Inc. ("ABIRM")**, with which
                                                                    he has been associated since prior to
                                                                    1999.

Vincent S. Noto, 39                 Controller & Chief              Vice President of AGIS**, with which he
                                    Accounting Officer              has been associated since prior to
                                                                    1999.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Trustees and officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN GROWTH FUND

                                              AllianceBernstein Family of Funds
-------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS


--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Research Growth Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GROWTH FUND o 37

ALLIANCEBERNSTEIN GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] AllianceBernstein (SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


GROWTHAR0704




ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as
Exhibit 11(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following table sets forth the aggregate fees billed by the independent auditor, PricewaterhouseCoopers LLP, for each Portfolio's last two fiscal years for professional services rendered for: (i) the audit of the Portfolio's annual financial statements included in the Portfolio's annual report to stockholders;
(ii) assurance and related services that are reasonably related to the performance of the audit of the Portfolio's financial statements and are not reported under (i), which include advice and education on accounting and auditing issues, and consent letters; (iii) tax compliance, tax advice and tax return preparation; and (iv) aggregate non-audit services provided to the Portfolio, the Portfolio's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Portfolio ("Service Affiliates"). No other services were provided to each Portfolio during this period.


                                                                All Fees for
                                                             Non-Audit Services
                                                               Provided to the
                                                                Portfolio, the
                                                                   Adviser
                                 Audit-Related                   and Service
                   Audit Fees        Fees            Tax Fees     Affiliates
-------------------------------------------------------------------------------
    2003:*          $38,600         $ 5,760          $14,224      $1,425,746
    2004:           $39,000         $ 3,060          $14,900      $  745,034


* Fiscal year 2003 was comprised of only nine calendar months due to a change in fiscal year end from October 31 to July 31.

Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund's Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Portfolios by the Fund's independent auditors. The Fund's Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of a Portfolio. Accordingly, all of the amounts in the table for Audit Fees, Audit-Related Fees and Tax Fees for the entire period ended 2003 and 2004 are for services pre-approved by the Fund's Audit Committee. The amounts of the Fees for Non-Audit Services provided to the Fund, the Adviser and Service Affiliates in the table for each Portfolio, that were subject to pre-approval by the Audit Committee for the entire period ended 2003 and 2004 were as follows:


                      Non-Audit Services Pre-Approved
                           by the Audit Committee
                  ---------------------------------------
                   Audit
                  Related           Tax
                    Fees            Fees          Total
                  --------         ------        --------
     2003          $5,760         $14,224        $19,984
     2004          $3,060         $14,900        $17,960

The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund's independent auditor to the Adviser and Service Affiliates is compatible with maintaining the auditor's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     EXHIBIT NO.   DESCRIPTION OF EXHIBIT
     -----------   -----------------------

     11 (a) (1)    Code of ethics that is subject to the disclosure of
                   Item 2 hereof

     11 (b) (1)    Certification of Principal Executive Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)    Certification of Principal Financial Officer Pursuant to
                   Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:      /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         President

Date:    September 29, 2004
         ---------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         President

Date:    September 29, 2004
         ---------------------


By:      /s/ Mark D. Gersten
         ---------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    September 29, 2004
         ---------------------